Key Management Personnel Disclosures	12 Months Ended
Dec. 31, 2024
Key Management Personnel Disclosures [Abstract]
Key management personnel disclosures

Note 26. Key management personnel disclosures

Compensation

The aggregate compensation made to directors and other members of key management personnel of the Company is set out below:

	Consolidated
	2024	2023
	$	$

Short-term employee benefits	753,773	696,620
Post-employment benefits	115,250	169,684
Share-based payments	451,542	458,873
	1,320,565	1,325,177